iShares
®
Core Aggressive Allocation ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  49.0%
iShares Core S&P 500 ETF .................. 1,628,306 $ 930,153,519
iShares Core S&P Mid-Cap ETF ............... 904,410 55,982,979
iShares Core S&P Small-Cap ETF ............. 229,140 26,103,629
1,012,240,127
a
Domestic Fixed Income  —  17.1%
iShares Core Total USD Bond Market ETF
(b)
....... 7,731,360 354,482,856
a
International Equity  —  30.8%
iShares Core MSCI Emerging Markets ETF ....... 3,229,914 179,647,817
iShares Core MSCI International Developed Markets
ETF
(b)
............................... 6,779,943 456,086,765
635,734,582
a
International Fixed Income  —  3.0%
iShares Core International Aggregate Bond ETF .... 1,214,463 62,629,857
a
Total Long-Term Investments — 99.9%
(Cost: $1,740,859,322) ............................... 2,065,087,422
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  6.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(a)(c)(d)
...................... 139,826,238 $ 139,924,116
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(a)(c)
............................ 1,965,439 1,965,439
a
Total Short-Term Securities — 6.9%
(Cost: $141,895,519) ................................ 141,889,555
Total Investments — 106.8%
(Cost: $1,882,754,841) ............................... 2,206,976,977
Liabilities in Excess of Other Assets — (6.8)% ............... (140,507,437)
Net Assets — 100.0% ................................. $ 2,066,469,540
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ — $ 139,936,219
(a)
$ — $ (6,139) $ (5,964) $ 139,924,116 139,826,238 $ 49,682
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,986,529 — (21,090)
(a)
— — 1,965,439 1,965,439 39,456 —
iShares Core
International
Aggregate Bond
ETF ....... 57,660,221 5,444,069 (1,161,939) 54,381 633,125 62,629,857 1,214,463 — —
iShares Core
MSCI Emerging
Markets ETF . 158,250,035 19,782,147 (3,297,105) 408,128 4,504,612 179,647,817 3,229,914 110,184 —
iShares Core MSCI
International
Developed
Markets ETF . 446,748,976 21,713,416 (9,096,302) 1,360,913 (4,640,238) 456,086,765 6,779,943 3,357,547 —
iShares Core S&P
500 ETF .... 913,323,272 42,161,918 (54,878,098) 7,832,479 21,713,948 930,153,519 1,628,306 — —
iShares Core S&P
Mid-Cap ETF . 55,530,821 2,479,679 (1,963,440) 408,487 (472,568) 55,982,979 904,410 3,709,576 —
iShares Core S&P
Small-Cap ETF 25,183,580 2,356,245 (487,168) 143,514 (1,092,542) 26,103,629 229,140 215,401 —
iShares Core
Total USD Bond
Market ETF .. 328,683,450 34,463,546 (6,622,503) 316,316 (2,357,953) 354,482,856 7,731,360 — —
$ 10,518,079 $ 18,282,420
$ 2,206,976,977
$ 7,481,846 $ —

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Core Aggressive Allocation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 6 12/20/24 $ 1,722 $ (12,074)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,065,087,422 $ — $ — $ 2,065,087,422
Short-Term Securities
Money Market Funds ...................................... 141,889,555 — — 141,889,555
$ 2,206,976,977 $ — $ — $ 2,206,976,977
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (12,074) $ — $ — $ (12,074)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.